SUBSEQUENT EVENTS (Details Narrative) - Restricted Stock [Member]	Jun. 20, 2023 shares
Myson Inc [Member]
Subsequent Event [Line Items]
Shares issued	5,000,000
Myson Inc [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Shares issued	5,000,000
GK Partners [Member]
Subsequent Event [Line Items]
Shares issued	2,500,000
GK Partners [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Shares issued	2,500,000